Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
Telephone: (202) 261-3300
Fax: (202) 261-3333

Via EDGAR

May 4, 2010

Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549

Re:	Neuberger Berman Advisers Management Trust (the "Registrant")
(File Nos. 811-4255 and 2-88566)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), we hereby certify on behalf of the Registrant that the forms of Prospectuses and Statement of Additional Information relating to the Registrant's individual portfolios that the Registrant would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 62 to the Registrant's Registration Statement which was filed on April 30, 2010 and went effective immediately.  The text of Post-Effective Amendment No. 62 was filed electronically.

Please do not hesitate to contact the undersigned at 202.261.3496 or Jeffrey S. Puretz at 202.261.3358 if you have any questions regarding this certification.

Sincerely,

/s/ Hoang T. Pham

Hoang T. Pham